Other assets	12 Months Ended
Dec. 31, 2017
Other assets
Other assets

23.        Other assets

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Available-for-sale investments	24,844	21,966	19,750
MPS Bonds	—	4,634	—
Others	17,966	16,270	12,328
Non-current	42,810	42,870	32,078

Available-for-sale investments are primarily fund companies and investment projects invested indirectly through China IC Capital Co., Ltd in the integrated circuits industry.